Schedule 1 - Schedule of Condensed Statements of Comprehensive Income (loss) (Details) - Reportable Legal Entities [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net (loss) income	¥ 168,201	$ 24,052	¥ 49,984	¥ (140,190)
Other comprehensive income
Foreign currency translation adjustments	(58,167)	(8,318)	34,854	74,021
Comprehensive (loss) Income	¥ 110,034	$ 15,734	¥ 84,838	¥ (66,169)